Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income taxes	R$ 683,504	R$ 155,359	R$ 40,315
Expenses (revenues) not affecting cash:
Depreciation and amortization	51,571	31,246	18,933
Loss of fixed assets sold	49	0	0
Chargebacks	47,854	31,557	27,490
Accrual/(reversal) of provision for contingencies	3,538	603	(2,134)
Unrealized loss on derivative instruments	0	6,613	0
Other financial cost, net	660	5,549	(3,902)
Changes in operating assets and liabilities
Note receivables	(2,060,875)	(783,954)	(552,984)
Inventories	(40,586)	20,181	(25,090)
Taxes recoverable	8,055	8,579	4,760
Other receivables	(23,495)	17,214	(16,912)
Other payables	(2,046)	13,491	(2,222)
Payables to third parties	1,776,538	620,940	313,958
Trade payables	29,531	25,430	31,836
Receivables from (payables to) related parties	(64,400)	(214,549)	121,467
Salaries and social charges	13,341	6,618	13,275
Taxes and contributions	(3,109)	3,867	150
Provision for contingencies	486	(42)	0
Net Changes in operating assets and liabilities	420,616	(51,298)	(31,061)
Income tax and social contribution paid	(166,389)	(18,059)	(2,690)
Interest income received	208,563	146,346	81,349
Interest paid	(9,175)	0	0
NET CASH PROVIDED BY OPERATING ACTIVITIES	453,615	76,989	47,598
CASH FLOWS FROM INVESTING ACTIVITIES
Amounts paid for business acquisitions, net of cash acquired	(22,225)	0	0
Purchases of property and equipment	(7,873)	(1,996)	(3,219)
Purchases and development of intangible assets	(99,673)	(70,394)	(38,880)
Acquisition of financial investments	(209,569)	(337,098)	0
Redemption of financial investments	132,107	206,190	190
NET CASH USED IN INVESTING ACTIVITIES	(207,233)	(203,298)	(41,909)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	0	199,390	0
Payment of borrowings	(199,480)	0	0
Payment of derivative financial instruments	(5,831)	0	0
Distribution of dividends	(54,273)	0	0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(259,584)	199,390	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(13,202)	73,081	5,689
Cash and cash equivalents at the beginning of the year	79,969	6,888	1,199
Cash and cash equivalents at the end of the year	R$ 66,767	R$ 79,969	R$ 6,888